MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND*
                                MFS(R) BOND FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                            MFS(R) CASH RESERVE FUND
                      MFS(R) CONSERVATIVE ALLOCATION FUND*
                             MFS(R) CORE EQUITY FUND
                            MFS(R) CORE GROWTH FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                         MFS(R) EMERGING MARKETS EQUITY FUND
                       MFS(R) EMERGING OPPORTUNITIES FUND
                             MFS(R) GEMINI U.K. FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                            MFS(R) GLOBAL VALUE FUND
                       MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                         MFS(R) GROWTH ALLOCATION FUND*
                        MFS(R) GROWTH OPPORTUNITIES FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                    MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                    MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LARGE CAP GROWTH FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MANAGED SECTORS FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                        MFS(R) MODERATE ALLOCATION FUND*
                            MFS(R) MONEY MARKET FUND
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                           MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                         MFS(R) TAX MANAGED EQUITY FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                       AL, AR, CA, FL, GA, MD, MA, MS, NY,
                             NC, PA, SC, TN, VA, WV

           Supplement to Statement of Additional Information - Part II

Effective immediately, the following new paragraph is added at the end of the section entitled "Investment Adviser":

MFS votes proxies on behalf of the Funds pursuant to the proxy voting policies described in Appendix G to this SAI. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge by visiting www.mfs.com and clicking on Proxy Voting or by visiting the SEC's Web site at http://www.sec.gov.

Effective immediately, the tenth paragraph under "Portfolio Transactions and Brokerage Commissions" is replaced in its entirety by the following:

Certain Funds have entered into an arrangement under which, with respect to certain brokerage transactions directed to certain broker-dealers, the Funds receive, on a trade-by-trade basis, a credit for part of the brokerage commission paid, which is applied against expenses of the Funds. In addition, the Funds have an expense offset arrangement that reduces the Funds' custodian fees based upon the amount of cash maintained by the Funds with their custodian and dividend disbursing agent, State Street Bank and Trust Company.


                The date of this Supplement is September 1, 2004.

* El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.